Income Tax Expense (Details) - Schedule of prima-facie tax on loss before income tax expense (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Prima Facie Tax on Loss Before Income Tax Expense [Abstract]
Loss before income tax rate	30.00%	30.00%	30.00%